Borrowings (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Of Financial Instrument [Abstract]
Summary of detailed information about borrowings

	As of December 31,
	2022	2021
Bank loans - Syndicated loans (Note a)	$221,405	$224,852
Bank loans - Loans for batteries (Note b)	111,611	87,608
Bank loans - Loans for procurement and operating capital	48,158	21,857
Bonds (Note c)	—	100,000
	$381,174	$434,317

Current	87,982	238,434
Non-current	293,192	195,883
	$381,174	$434,317

Interest rates
Bank loans - Syndicated loans - Loans payables	2.74%-2.93%	2.08%-2.19%
Bank loans - Syndicated loans - Bills payables	—	1.88%
Bank loans - Loans for batteries	2.94%	2.19%
Bank loans - Loans for procurement and operating capital	1.70%-2.29%	0.90%-1.23%
Bonds	—	4.12%
Syndicated loans

	As of December 31,
	2022	2021
Loans payables	$221,405	$152,712
Bills payables	—	72,140
	$221,405	$224,852

Current	$13,774	$116,577
Non-current	207,631	108,275
	$221,405	$224,852
Loans for batteries

	As of December 31,
	2022	2021
Loans for batteries	$111,611	$87,608

Current	$26,050	$—
Non-current	85,561	87,608
	$111,611	$87,608
In July 2018, Gogoro issued unsecured bonds with an notional amount of $100,000 thousand. The major terms of the unsecured bonds were as follows:

Maturity Date	Interest Rate	Payments
July 2022	1st year: 300bps + 90-day Libor rate. 2nd year and 3rd year: 350bps + 90-day Libor rate. 4th year: 400bps + 90-day Libor rate.	Redemption of notional amount: Maturity date Interest payment: Quarterly
Bank credit limit

	As of December 31,
	2022	2021
Unsecured bank general credit limit
Amount used*	$401,500	$335,983
Amount unused	126,667	222,225
	$528,167	$558,208
*The calculation of amount used was based on the initial drawdown of the bank loans, and would not be affected before the Company repaid the full amount of the bank loans. The amount used included guarantees for customs duties and government grants.